Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Abstract]
Trade payables	£ 187	£ 240
Accruals	711	663
Social security and other taxes	127	114
Other payables	407	371
Deferred income	2,000	1,910
Total	£ 3,432	£ 3,298	£ 3,479